Goodwill and Intangible Assets (Tables)	12 Months Ended
Apr. 29, 2011
Goodwill and Other Intangible Assets Tables [Abstract]
Schedule of Goodwill
	Cardiac and	Restorative
(in millions)	Vascular Group	Therapies Group	Total
Balance as of April 24, 2009	$1,392	$6,803	$8,195
Goodwill as a result of acquisitions	155	-	155
Purchase accounting adjustments, net	(5)	(3)	(8)
Currency adjustment, net	46	3	49
Balance as of April 30, 2010	$1,588	$6,803	$8,391
Goodwill as a result of acquisitions	1,046	33	1,079
Purchase accounting adjustments, net	25	4	29
Currency adjustment, net	20	18	38
Balance as of April 29, 2011	$2,679	$6,858	$9,537

Schedule of Finite-Lived Intangible Assets by Major Class
	Purchased	Trademarks
	Technology and	and	Acquired
(in millions)	Patents	Tradenames	IPR&D	Other	Total
Amortizable intangible assets as of April 29, 2011:
Original cost	$3,565	$373	$338	$150	$4,426
Accumulated amortization	(1,265)	(290)	-	(94)	(1,649)
Carrying value	$2,300	$83	$338	$56	$2,777

Weighted average original life (in years)	12.3	10.3	N/A	8.5

Amortizable intangible assets as of April 30, 2010:
Original cost	$3,300	$373	$114	$252	$4,039
Accumulated amortization	(1,040)	(254)	-	(186)	(1,480)
Carrying value	$2,260	$119	$114	$66	$2,559

Weighted average original life (in years)	12.6	10.3	N/A	8.6

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
(in millions)
Fiscal Year	Amortization
Expense
2012	$321
2013	304
2014	294
2015	279
2016	268
Thereafter	973
$2,439